NF_Prime Reserves Portfolio_Institutional Class PRO-01 | Prime Reserves Portfolio
Fund Summary Fund/Class: Prime Reserves Portfolio/Institutional
Investment Objective
The fund seeks to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Prime Reserves Portfolio}	NF_Prime Reserves Portfolio_Institutional Class PRO-01 Prime Reserves Portfolio Prime Reserves Portfolio-Institutional Class FIMM
Management fee	0.14%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.16%	[1]
Total annual operating expenses	0.30%
Fee waiver and/or expense reimbursement	0.16%	[2]
Total annual fund operating expense after fee waiver and/or expense reimbursement	0.14%
[1]	Based on estimated amounts for the current fiscal year.
[2]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 0.14%. This arrangement will remain in effect through May 31, 2018. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Prime Reserves Portfolio}	NF_Prime Reserves Portfolio_Institutional Class PRO-01 Prime Reserves Portfolio Prime Reserves Portfolio-Institutional Class FIMM USD ($)
1 year	$ 14
3 years	$ 63

Principal Investment Strategies
  Investing in U.S. dollar-denominated money market securities of domestic and foreign issuers, U.S. Government securities, and repurchase agreements.
  Potentially entering into reverse repurchase agreements.
  Investing more than 25% of total assets in the financial services industries.
  Investing in compliance with industry-standard regulatory requirements for money market funds for the quality, liquidity, maturity, and diversification of investments.

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Concentration. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
  Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.

You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Fidelity Investments and its affiliates, the fund’s sponsor, have no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.